Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
London Interbank Offered Rate (LIBOR) [Member] | Nonrecourse Note Payable to Bank Due April 2026 [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rcours Dbt Not payabl to bank basis points	3.25%	3.25%
London Interbank Offered Rate (LIBOR) [Member] | Nonrecourse Note Payable to Bank Due September 2026 [Member] | Fifteen Percent of Loan Balance [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rcours Dbt Not payabl to bank basis points	300.00%	300.00%
Nonrecourse Note Payable to Bank Due January 2016 [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rcours Dbt Not payabl to bank intrst rat	5.50%	5.50%
Installments (in Dollars)	$ 82,031	$ 82,031
Nonrecourse Note Payable to Bank Due April 2026 [Member] | Seventy Five Percent Of Loan Balance [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rcours Dbt Not payabl to bank intrst rat	6.96%	6.96%
Nonrecourse Note Payable to Bank Due April 2026 [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rcours Dbt Not payabl to bank intrst rat	3.60%	3.60%
Nonrecourse Note Payable to Bank Due September 2026 [Member] | Eighty Five Percent of Loan Balance [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rcours Dbt Not payabl to bank intrst rat	5.39%	5.39%
Nonrecourse Note Payable to Bank Due September 2026 [Member] | Fifteen Percent of Loan Balance [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rcours Dbt Not payabl to bank intrst rat	3.16%
Nonrecourse Note Payable to Bank Due September 2026 [Member]
Note 8 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rcours Dbt Not payabl to bank	0.25%	0.25%